RELATED PARTY TRANSACTIONS - Management Agreements (Details) - $ / vessel	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Frontline
Related Party Transaction [Line Items]
Management fee to be paid per annum		26,714	27,375
Seateam
Related Party Transaction [Line Items]
Equity method ownership percentage sold	22.19%